Note 12 - Stock-based Compensation - Stock Compensation Activity (Details) - USD ($)	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Outstanding (in shares)	24,899,014	18,248,346
Outstanding, weighted average exercise price (in dollars per share)	$ 0.29	$ 0.36
Outstanding, weighted average remaining contractual term (Year)	1 year 5 months 19 days	1 year 9 months 29 days	2 years 7 months 2 days
Outstanding, aggregate intrinsic value		$ 140,151	$ 79,330
Awarded, shares (in shares)	675,000	7,375,000
Awarded, weighted average exercise price (in dollars per share)	$ 0.06	$ 0.12
Forfeited/Cancelled, shares (in shares)		(724,332)
Forfeited/Cancelled (in dollars per share)		$ 0.44
Outstanding (in shares)	22,490,196	24,899,014	18,248,346
Outstanding, weighted average exercise price (in dollars per share)	$ 0.28	$ 0.29	$ 0.36
Vested at September 30, 2021 (in shares)		18,814,908
Vested at September 30, 2021 (in dollars per share)		$ 0.35
Vested at September 30, 2021 (Year)		2 years 2 months 1 day
Vested at September 30, 2021		$ 17,122
Vested and expected to vest (in shares)	22,490,196	24,899,014
Vested and expected to vest at September 30, 2021 (in dollars per share)		$ 0.29
Vested and expected to vest at September 30, 2021 (Year)		1 year 9 months 29 days
Vested and expected to vest at September 30, 2021		$ 140,151